RELATED PARTY TRANSACTIONS - Capesize Chartering LTD (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Revenue from related parties	$ 10,582	$ 3,576
Capesize Chartering Ltd ("CCL")
Related Party Transaction [Line Items]
Revenue from related parties	$ 2,362	$ 2,816